Long-term Debt - Negotiated Exchanges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	$ 4,756
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Thirteen [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	559
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Fourteen [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	358
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust One [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	1
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	2
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	1
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	8
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Five [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	4
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Six [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	823
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Seven [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	1,114 [1]
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Eight [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	4
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Ten [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	9
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Eleven [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	198
Bank of America Corporation [Member] | Trust Securities [Member] | Capital Trust Fifteen [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	446
Nations Bank [Member] | Trust Securities [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	76
Nations Bank [Member] | Trust Securities [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	269
Nations Bank [Member] | Trust Securities [Member] | Capital Trust Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	73
Fleet [Member] | Trust Securities [Member] | Capital Trust Two [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	47
Fleet [Member] | Trust Securities [Member] | Capital Trust Five [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	142
Bank America [Member] | Trust Securities [Member] | Capital Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	226
BankBoston [Member] | Trust Securities [Member] | Capital Trust Three [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	136
BankBoston [Member] | Trust Securities [Member] | Capital Trust Four [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	95
MBNA [Member] | Trust Securities [Member] | Capital Trust B [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount of Debt Exchanged	$ 165

[1]	Notes were denominated in British Pound. Presentation currency is U.S. Dollar.